EQUITY (Detail Textuals) ₪ / shares in Units, $ / shares in Units, $ in Thousands, ₪ in Millions				1 Months Ended				12 Months Ended
	May 07, 2018 $ / shares	Nov. 05, 2015 USD ($) $ / shares shares	Nov. 05, 2015 ILS (₪) ₪ / shares shares	May 27, 2018 USD ($) shares	May 27, 2018 ILS (₪) ₪ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 ILS (₪) ₪ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2016 USD ($)
Equity [Line Items]
Proceeds from issuing shares | $								$ 5,209	$ 998
Securities purchase agreement | 2018 Private Placement
Equity [Line Items]
Share issued price per share | ₪ / shares					₪ 0.947
Number of consecutive trading days				15 days	15 days
Proceeds from issuing shares				$ 6,000	₪ 20.8
Securities purchase agreement | Viola
Equity [Line Items]
Number of ordinary shares issued		66,876,907	66,876,907
Share issued price per share | (per share)		$ 0.38	₪ 1.449
Proceeds from issuing shares		$ 25,200	₪ 96.9
Number of warrants exercisable into ordinary shares		33,438,454	33,438,454
Pre-money valuation for warrants at expiry in event of public offering | $		$ 250,000
Maximum value for warrants at expiry in event of merger or sale | $		$ 250,000
Securities purchase agreement | Viola | Exercise price for first 21 months following issuance of warrants
Equity [Line Items]
Exercise price of warrants | (per share)			₪ 1.642					$ 0.44
Securities purchase agreement | Viola | Exercise price for remainder of term
Equity [Line Items]
Exercise price of warrants | (per share)			₪ 1.745					0.47
Securities purchase agreement | Viola | 2018 Private Placement
Equity [Line Items]
Number of ordinary shares issued				22,013,893	22,013,893
Percentage of issued and outstanding shares on post issuance basis				7.70%	7.70%
Share issued price per share | $ / shares	$ 0.27
Percentage of discount on average share price				7.00%	7.00%
Proceeds from issuing shares | ₪					₪ 5.2
Securities purchase agreement | Other shareholders | Rights offering
Equity [Line Items]
Number of ordinary shares issued						12,876,303	12,876,303
Share issued price per share | (per share)						$ 0.37	₪ 1.449
Proceeds from issuing shares						$ 4,700	₪ 18.7
Number of warrants exercisable into ordinary shares						6,438,152	6,438,152
Securities purchase agreement | Other shareholders | Rights offering | Exercise price for first 21 months following issuance of warrants
Equity [Line Items]
Exercise price of warrants | (per share)							₪ 1.642	0.44
Securities purchase agreement | Other shareholders | Rights offering | Exercise price for remainder of term
Equity [Line Items]
Exercise price of warrants | (per share)							₪ 1.745	$ 0.47
Securities purchase agreement | Medtronic | 2018 Private Placement
Equity [Line Items]
Proceeds from issuing shares | ₪					2.4
Securities purchase agreement | Dr. Giora Yaron | 2018 Private Placement
Equity [Line Items]
Proceeds from issuing shares | ₪					₪ 2.1